united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 05/31/16

Item 1. Reports to Stockholders.

Orchard Small Cap Value Fund

Semi-Annual Report

May 31, 2016

Class I Shares (Symbol: OCSIX)
Class N Shares (Symbol: OCSNX)

1-844-ORCHCAP

Distributed by Northern Lights Distributors, LLC
Member FINRA

Orchard Small Cap Value

Semi Annual Shareholder Letter

Tuesday, July 19, 2016

PERFORMANCE REVIEW

For the six months ended May 31, 2016, the Fund returned 8.7% vs. 4.54% for the Fund’s benchmark, the Russell 2000 Value Index*. Our outperformance was driven by security selection which in turn was the result of our internal proprietary research process. Consumer Discretionary and Energy were our best performing sectors, while Healthcare and Industrials were our weakest.

CONTRIBUTORS

Spartan Motors (SPAR) was our top contributor to performance. Spartan develops and manufactures custom chassis for a range of specialty vehicles including emergency, transit, delivery, and military. In 2015, Spartan began a multi-year turnaround plan with goals to improve product mix and cut operating expenses. Spartan has begun to produce attractive operating metrics, has a renewed outlook and was recently added to the Russell 2000 Index. We continue to hold this name in the portfolio.

US Silica (SLCA) was our second leading contributor to performance. US Silica is a producer of sand proppants and industrial silica. US Silica’s primary customers are oil and gas servicing companies and its secondary markets are the glass, chemical, and building products industries. During the past six months, US Silica has been able to minimize its volume declines in the energy sector through its stellar performance in its industrial segment and initiated an equity offering that was oversubscribed to solidify its balance sheet for future acquisitions. We believe US Silica is a well-run, competitively advantaged gem in an industry in turmoil. We continue to hold this name in the portfolio.

Finally, Dreamworks Animation (DWA), a producer of animated feature films for the broad market going audience received $40 all cash buyout offer from Comcast. The offer was a 50% premium to its previous day closing price and in our view represents the fair value of its media assets. The position is in the portfolio but is now considered a source of funds for new purchases.

DETRACTORS

Out largest detractor from performance was Akebia Therapeutics (AKBA). Akebia is a drug company in late-stage trials for an anemia drug that mimics the body’s physiological response to high altitude. The Company’s performance has been weighed down by equity offering concerns in an underperforming sector. We continue to hold this name in the portfolio.

Our next biggest detractor from performance was Trinity Industries (TRN). Trinity manufactures tank and freight railcars, inland hopper and tank barges, highway guardrail, and other safety products. Weakness in the Rail Group and Energy Equipment groups’ orders significantly impacted revenue and operating margins. We continue to hold this name in the portfolio.

LB Foster (FSTR), a manufacturer of rail and trackwork piling, highway products earth wall systems, and tubular products was also impacted by the slowdown in the rail industry. In addition, results were impacted by weakness in highway construction projects. The Company recently announced a new cost cutting program to improve margins in the current business climate.

PORTFOLIO POSITIONING

During this period the fund initiated a new position in HealthSouth (HLS). HealthSouth provides inpatient rehabilitation services and hospice care. The Company generates significant free cash flow and a high return on invested capital along with minimal leverage. We believe the stock has numerous catalysts including accretive acquisitions, strong financials, low cyclicality, and an attractive valuation.

NLD Review Code 6542-NLD-8/2/2016

ORCHARD CAPITAL MANAGEMENT, LLC 400 North Michigan Ave | 5th Floor | Chicago, Illinois, USA | 60611 T: 312 628 6700 www.orchardinvestments.com

* The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price to book ratios and lower forecasted growth values

Orchard Small Cap Value Fund
PORTFOLIO REVIEW
May 31, 2016 (Unaudited)

The Fund’s performance figures* for the period ended May 31, 2016, compared to its benchmark:

Since Inception **
Orchard Small Cap Value Fund - Class I	8.70%
Orchard Small Cap Value Fund - Class N	8.50%
Russell 2000 Value Index ***	3.50%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.38% for Class I shares and 2.63% for Class N shares per the December 29, 2015 prospectus. The Fund’s investment adviser has contractually agreed to reduce its fee and/or absorb expenses of the Fund, at least until March 31, 2017, to ensure that the net annual fund operating expenses will not exceed 1.60%, and 1.85% of Class I and Class N shares, respectively, subject to possible recoupment from the Fund in future years. For performance information current to the most recent month-end, please call toll-free 1-844-ORCHCAP or 1-844-672-4227.

**	Inception date is December 28, 2015.

***	(2) The Russell 2000 Value Index is a subset of the Russell 2000 Index. The Russell 2000 Value measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Portfolio Analysis as of May 31, 2016 (Unaudited)

% of Net Assets
Common Stock	90.9%
Short-Term Investments	8.5%
Other Assets Less Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2016

Shares		Value
	COMMON STOCK - 90.9%
	AUTO PARTS & EQUIPMENT - 2.1%
13,520	Spartan Motors, Inc.	$86,528

	BANKS - 2.7%
1,320	American River Bankshares *	14,322
14,850	Bancorp, Inc. *	100,237
		114,559
	BIOTECHNOLOGY - 4.5%
3,860	Cambrex Corp. *	188,793

	CHEMICALS - 1.1%
6,500	OMNOVA Solutions, Inc. *	44,785

	COMMERCIAL SERVICES - 5.9%
5,480	Green Dot Corp. *	120,889
2,040	Multi-Color Corp.	127,194
		248,083
	COMPUTERS - 2.0%
5,550	Logitech International SA	85,026

	COSMETICS/PERSONAL CARE - 3.2%
4,550	Inter Parfums, Inc.	133,042

	DIVERSIFIED FINANCIAL SERVICES - 6.4%
11,500	Enova International, Inc. *	83,720
10,970	Regional Management, Corp. *	187,258
		270,978
	ENTERTAINMENT - 4.2%
4,340	DreamWorks Animation SKG *	174,642

	FOOD - 1.4%
1,020	Calavo Growers, Inc.	57,742

	HAND/MACHINE TOOLS - 3.2%
4,080	Franklin Electric Co., Inc.	136,190

	HEALTHCARE-SERVICES - 2.0%
2,070	HealthSouth Corp.	83,462

	HOME BUILDERS - 3.6%
2,300	Thor Industries, Inc.	149,500

	HOME FURNISHINGS - 2.9%
5,490	Select Comfort Corp. *	123,086

	INSURANCE - 3.1%
6,380	Greenlight Capital Re Ltd. *	129,769

	IRON/STEEL - 3.0%
7,780	Schnitzer Steel Industries, Inc.	125,180

The accompanying notes are an integral part of these financial statements.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2016

Shares		Value
	COMMON STOCK - 90.9% (Continued)
	LEISURE TIME - 1.8%
4,900	Arctic Cat, Inc.	$77,322

	MACHINERY-CONSTRUCTION & MINING - 3.2%
2,930	Oshkosh Corp.	134,516

	MACHINERY-DIVERSIFIED - 1.9%
2,420	Hurco Cos, Inc.	77,997

	METAL FABRICATE/HARDWARE - 1.9%
6,889	LB Foster Co.	79,430

	MINING - 5.3%
7,860	US Silica Holdings, Inc.	224,246

	MISCELLANEOUS MANUFACTURERS- 4.2%
1,530	AZZ, Inc.	90,301
4,780	Trinity Industries, Inc.	86,327
		176,628
	PHARMACEUTICALS - 5.3%
15,502	Akebia Therapeutics, Inc. *	138,123
1,280	VCA, INC. *	83,110
		221,233
	RETAIL - 8.2%
14,670	Potbelly Corp. *	193,937
5,230	Sally Beauty Holdings, Inc. *	150,206
		344,143
	SAVINGS & LOANS - 6.3%
1,900	Banc of California, Inc.	38,114
2,920	Meta Financial Group, Inc.	145,562
5200	Oritani Financial Corp.	87,100
		270,776
	SOFTWARE - 1.5%
27,400	Glu Mobile, Inc. *	65,486

	TOTAL COMMON STOCK (Cost - $3,710,994)	3,823,142

	SHORT TERM INVESTMENTS - 8.5%
	MONEY MARKET FUNDS - 8.5%
356,828	Dreyfus Treasury Prime Cash Management, 0.17% +	$356,828
	TOTAL SHORT-TERM INVESTMENT (Cost - $356,828)

	TOTAL INVESTMENTS - 99.4% (Cost - $4,067,822) (a)	$4,179,970
	OTHER ASSETS LESS LIABILITIES - 0.6%	26,290
	NET ASSETS - 100.0%	$4,206,260

+	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2016.

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,067,822 and does not differ from market

Unrealized appreciation:	$125,468
Unrealized depreciation:	(13,320)
Net unrealized appreciation:	$112,148

The accompanying notes are an integral part of these financial statements.

Orchard Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2016

Assets:
Investments in Securities:
At Cost	$4,067,822
At Value	4,179,970
Dividends and Interest Receivable	753
Due from Advisor	52,051
Total Assets	4,232,774

Liabilities:
Distributions Payable	55
Payable to Related Parties	7,437
Other Accrued Expenses	19,022
Total Liabilities	26,514

Net Assets	$4,206,260

Composition of Net Assets:
At May 31, 2016, Net Assets consisted of:
Paid-in-Capital	$4,100,000
Accumulated Net Investment Loss	(3,083)
Accumulated Net Realized Loss from Security Transactions	(2,805)
Net Unrealized Appreciation of Investments	112,148
Net Assets	$4,206,260

Class I Shares:
Net Assets	$4,152,009
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	382,143
Net Asset Value, Offering and Redemption Price Per Share	$10.87
(Net Assets ÷ Shares Outstanding)

Class N Shares:
Net Assets;	$54,251
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$10.85
(Net Assets ÷ Shares Outstanding)

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF OPERATIONS (Unaudited)*
For the Period Ended May 31, 2016

Investment Income:
Dividend Income	$1,502
Interest Income	75
Total Investment Income	1,577

Expenses:
Investment Advisory Fees	3,458
Administration Fees	14,041
Fund Accounting Fees	11,409
Legal Fees	10,971
Registration & Filing Fees	10,970
Transfer Agent Fees	8,776
Audit Fees	7,723
Chief Compliance Officer Fees	7,240
Trustees’ Fees And Expenses	4,388
Printing Expense	3,950
Custody Fees	3,291
Insurance Expense	439
Non 12B-1 Shareholder Servicing	330
Distribution Fees (12b-1) fees	85
Miscellaneous Expenses	1,097
Total Expenses	88,168
Fees Waived by the Advisor	(83,508)
Net Expenses	4,660

Net Investment Loss	(3,083)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(2,805)
Net Change in Unrealized Appreciation on Investments	112,148
Net Realized and Unrealized Gain (Loss) on Investments	109,343

Net Increase in Net Assets Resulting From Operations	$106,260

*	Commencement of Operations was December 28, 2015.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)*

For the
Period Ended
May 31, 2016
Operations:
Net Investment Loss	$(3,083)
Net Realized Loss on Investments	(2,805)
Net Change in Unrealized Appreciation (Depreciation) on Investments	112,148
Net Increase in Net Assets Resulting From Operations	106,260

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	4,050,000
Total From Capital Transactions: Class I	4,050,000

Class N Shares:
Proceeds from Shares Issued	50,000
Total From Capital Transactions: Class N	50,000

Total Increase in Net Assets	4,206,260

Net Assets:
Beginning of Period	—
End of Period ^	$4,206,260

^ Includes accumulated net investment loss of:	$(3,083)

Share Activity:
Class I Shares:
Shares Issued	382,143
Net increase (decrease) in shares of beneficial interest outstanding	382,143

Class N Shares:
Shares Issued	5,000
Net increase (decrease) in shares of beneficial interest outstanding	5,000

*	Commencement of Operations was December 28, 2015.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund - Class I

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

For the
Period Ended
May 31, 2016 *
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.05)
Net realized and unrealized gain on investments	0.92
Total from investment operations	0.87

Net asset value, end of period	$10.87
Total return (2)(3)	8.70%
Net assets, end of period (000s)	$4,152
Ratio of gross expenses to average net assets (4)	28.12%
Ratio of net expenses and net of waivers to average net assets (4)	1.60%
Ratio of net investment loss to average net assets (4)	(1.12)%
Portfolio Turnover Rate (3)	0.47%

*	Commencement of Operations was December 28, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund - Class N

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

For the
Period Ended
May 31, 2016 *
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.05)
Net realized and unrealized gain on investments	0.90
Total from investment operations	0.85

Net asset value, end of period	$10.85
Total return (2)(3)	8.50%
Net assets, end of period (000s)	$54
Ratio of gross expenses to average net assets (4)	28.37%
Ratio of net expenses and net of waivers to average net assets (4)	1.85%
Ratio of net investment loss to average net assets (4)	(1.11)%
Portfolio Turnover Rate (3)	0.47%

*	Commencement of Operations was December 28, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2016

1.	ORGANIZATION

The Orchard Small Cap Value Fund, (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 28, 2015. The investment objective of the Fund is to seek long-term capital appreciation.

The Fund currently offers Class I and Class N shares. Class I and Class N shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for the differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2016

via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2016

determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$3,823,142	$—	$—	$3,823,142
Short-Term Investment	356,828	—	—	356,828
Total	$4,179,970	$—	$—	$4,179,970

There were no transfers between levels during the period presented. It is the Fund’s policy to record transfers between Levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the year.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income and distributions of capital gains from underlying investment companies are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years for the Funds or expected to be taken in the Funds’ 2016

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2016

tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, amounted to $3,715,678 and $4,079 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Orchard Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended May 31, 2016, the Adviser earned advisory fees of $3,458.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until March 31, 2017, so that the total annual operating expenses of the Fund do not exceed 1.60% and 1.85% of the average daily net assets of the Class I and Class N shares, respectively. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the period ended May 31, 2016, the Adviser waived fees of $83,508.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class N shares for such distribution and shareholder service activities. For the period ended May 31, 2016, the Fund incurred distribution fees of $85 on Class N shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2016

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 “Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Orchard Small Cap Value Fund
EXPENSE EXAMPLES
May 31, 2016 (Unaudited)

As a shareholder of Orchard Small Cap Value Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Orchard Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 28, 2015 and held until May 31, 2016.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Orchard Small Cap Value Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	12/28/15	5/31/16	12/28/15 - 5/31/16	12/28/15 - 5/31/16
Class I	$1,000.00	$ 1,087.00	$ 6.93	1.60%
Class N	1,000.00	1,085.00	8.01	1.85%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	12/28/15	5/31/16	12/28/15 - 5/31/16	12/28/15 - 5/31/16
Class I	$1,000.00	$ 1,017.00	$ 8.07	1.60%
Class N	1,000.00	1,015.75	9.32	1.85%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (152) divided by the number of days in the fiscal year (366).

**	“Actual” expense information for the Fund is for the period from 12/28/15 (date of initial investment) to 5/31/16. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 152/366 (to reflect the period from initial investment to May 31 2016).

“Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 14-15, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of the Orchard Small Cap Value Fund (“Orchard Small Cap”) and Orchard Capital Management, LLC. (“Orchard Capital”) (the “Orchard Advisory Agreement”).

Based on their evaluation of the information provided by Orchard Capital, in conjunction with Orchard Small Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Orchard Advisory Agreement with respect to Orchard Small Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Orchard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Orchard Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Orchard Advisory Agreement and comparative information relating to the advisory fee and other expenses of Orchard Small Cap. The materials also included due diligence materials relating to Orchard Capital (including due diligence questionnaires completed by Orchard Capital, select financial information of Orchard Capital, bibliographic information regarding Orchard Capital’s key management and investment advisory personnel, and comparative fee information relating to Orchard Small Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Orchard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Orchard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Orchard Advisory Agreement. In considering the approval of the Orchard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that Orchard Capital had previously provided the Board with materials related to the Orchard Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Orchard Capital, the Board reviewed materials provided by Orchard Capital relating to the Orchard Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Orchard Small Cap including the team of individuals that primarily monitor and execute the investment process and provide oversight of Orchard Small Cap. The Board then discussed the extent of Orchard Capital’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Orchard

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2016

Capital’s specific responsibilities in all aspects of the day-to-day management of Orchard Small Cap. Additionally, the Board received satisfactory responses from the representative of Orchard Capital with respect to a series of important questions, including: whether Orchard Capital is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Orchard Small Cap; and whether Orchard Capital has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Orchard Capital of its practices for monitoring compliance with Orchard Small Cap’s investment limitations, noting that Orchard Capital’s CCO will periodically review the portfolio managers’ performance of their duties with respect to Orchard Small Cap to ensure compliance under Orchard Capital’s compliance program. The Board then reviewed the capitalization of Orchard Capital based on financial information and other materials provided and discussed with Orchard Capital and concluded that Orchard Capital was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to Orchard Small Cap. The Board concluded that Orchard Capital had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Orchard Advisory Agreement with respect to Orchard Small Cap and that the nature, overall quality and extent of the management services to be provided by Orchard Capital were satisfactory and reliable.

Performance. The Board considered Orchard Capital’s past performance as well as other factors relating to Orchard Capital’s track record. The Board reviewed the performance of Orchard Capital’s composite track records for the proposed strategy, noting that such prior performance was acceptable. The Board concluded that Orchard Capital was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Orchard Capital, the Board reviewed and discussed the proposed advisory fee and overall expense ratio to its respective Morningstar category and a peer group of funds constructed by Orchard Capital with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for Orchard Small Cap, which stated that Orchard Capital had agreed to waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.60%, 1.85%, 1.85% and 2.60% of Orchard Small Cap’s average net assets, for Class I, Class N, Class A and Class C shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for Orchard Small Cap were reasonable. It was the consensus of the Board that, based on Orchard Capital’s experience and expertise and the services to be provided by Orchard Capital to Orchard Small Cap, the advisory fees to be charged by Orchard Capital were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Orchard Capital with respect to Orchard Small Cap based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Orchard Capital. With respect to Orchard Capital, the Board concluded that based on the services provided and the projected growth of Orchard Small Cap, the fees were reasonable and that anticipated profits from Orchard Capital’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which Orchard Small Cap will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Orchard Capital’s expectations for growth of Orchard Small Cap. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2016

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Orchard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Orchard Capital as the Trustees believed to be reasonably necessary to evaluate the terms of the Orchard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Orchard Advisory Agreement, (a) the terms of the Orchard Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Orchard Advisory Agreement is in the best interests of Orchard Small Cap and its shareholders. In considering the approval of the Orchard Small Cap Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Orchard Advisory Agreement was in the best interest of Orchard Small Cap and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Orchard Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-312-628-6700.

INVESTMENT ADVISOR
Orchard Capital Management
400 North Michigan Avenue, Suite 560
Chicago, IL 60611

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 05/08/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 05/08/16

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 05/08/16